CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
CASH FLOWS USED IN OPERATING ACTIVITIES
Net loss	$ (6,851,175)	$ (2,884,929)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	16,997	16,996
Stock-based compensation	81,159	126,603
Common stock issued for services	2,481,918	0
Loss on debt extinguishment	1,236,303	(0)
Loss on modification of debt	51,480	(0)
Loss on issuance of derivative	105,527	(0)
Gain on extinguishment of derivative liability	(509,476)	0
Amortization of debt discount	864,738	0
Right of use asset amortization	261,438	300,057
Change in fair value of derivative liability	731,919	0
Changes in assets and liabilities
Accounts receivable	(17,991)	788,869
Prepaid expenses and other current assets	102,143	(29,928)
Work in progress	0	174,537
Security deposits	3,980	0
Accounts payable and accrued expenses	47,479	59,121
Accrued compensation	(229,575)	206,787
Operating lease obligations	(314,060)	(307,866)
Net cash (used in) operating activities	(1,937,196)	(1,549,753)
CASH FLOWS FROM FINANCING ACTIVITIES
Sale of common stock	1,522,747	0
Common stock repurchased	(49,828)	0
Sale of Series A Convertible Preferred Stock, net of issuance costs	554,000	0
Sale of Series B Convertible Preferred Stock, net of issuance costs	309,500	0
Sale of Series C Convertible Preferred Stock, net of issuance costs	190,000	0
Proceeds from notes payable	100,000	550,000
Proceeds from notes payable - related parties	213,119	560,403
Proceeds from convertible notes payable	1,423,926	0
Repayment of notes payable	(522,034)	0
Repayment of convertible notes payable	(1,266,552)	0
Repayment of notes payable - related parties	(32,549)	(68,269)
Exercise of stock options	8,066	0
Net cash provided by financing activities	2,450,395	1,042,134
NET INCREASE (DECREASE) IN CASH	513,199	(507,619)
CASH - BEGINNING OF PERIOD	7,305	551,552
CASH - END OF PERIOD	520,504	43,933
CASH PAID DURING THE PERIOD FOR:
Interest expense	192,365	127,542
Income taxes	0	0
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of notes payable and accrued interest	2,658,775	0
Accrual of dividends for preferred stock	12,394	0
Common stock issued with notes payable	41,517	0
To record derivative liability	1,785,010	0
To record debt discounts	(1,106,828)	0
Notes payable, related party transfer to notes payable	1,220,500	0
Conversion of notes payable into Series D Convertible Preferred Stock	100,000	0
Cashless exercise of warrants	391,437	0
Extinguishment of debt and accrued interest by shareholder	$ 879,163	$ 0